Special Charges (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended																				12 Months Ended				12 Months Ended										12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Intangible Asset Charges [Member]	Dec. 31, 2011 Intangible Asset Charges [Member]	Dec. 28, 2013 Intangible Asset Charges [Member] CATD [Member]	Dec. 29, 2012 Intangible Asset Charges [Member] CATD [Member]	Dec. 29, 2012 Intangible Asset Charges [Member] Neuromodulation [Member]	Dec. 28, 2013 Licensing Agreements [Member]	Dec. 29, 2012 Licensing Agreements [Member]	Dec. 31, 2011 Other Restructuring [Member]	Dec. 28, 2013 product quality action cost [Member]	Dec. 29, 2012 product quality action cost [Member]	Dec. 29, 2012 Field Action Cost IESD [Member]	Dec. 28, 2013 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]	Dec. 29, 2012 Customer Lists And Relationships [Member] Intangible Asset Charges [Member]	Dec. 28, 2013 2011 Restructuring Plan [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member]	Jan. 01, 2011 2011 Restructuring Plan [Member]	Dec. 28, 2013 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Other Restructuring [Member]	Jan. 01, 2011 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Other Restructuring [Member] IESD [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Other Restructuring [Member] IESD [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Contract Termination [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Contract Termination [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Facility Closing [Member] IESD [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Facility Closing [Member] IESD [Member]	Dec. 28, 2013 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Jan. 01, 2011 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 28, 2013 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Inventory Charges [Member]	Jan. 01, 2011 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 28, 2013 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Jan. 01, 2011 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Fixed Asset Charges [Member] IESD [Member]	Dec. 29, 2012 2011 Restructuring Plan [Member] Other Costs [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Other Costs [Member]	Dec. 28, 2013 2012 Business Realignment Restructuring Plan [Member]	Dec. 29, 2012 2012 Business Realignment Restructuring Plan [Member]	Dec. 31, 2011 2012 Business Realignment Restructuring Plan [Member]	Dec. 28, 2013 2012 Business Realignment Restructuring Plan [Member] Other Restructuring [Member]	Dec. 29, 2012 2012 Business Realignment Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2011 2012 Business Realignment Restructuring Plan [Member] Other Restructuring [Member]	Dec. 28, 2013 2012 Business Realignment Restructuring Plan [Member] Contract Termination [Member]	Dec. 29, 2012 2012 Business Realignment Restructuring Plan [Member] Contract Termination [Member]	Dec. 28, 2013 2012 Business Realignment Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 29, 2012 2012 Business Realignment Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 31, 2011 2012 Business Realignment Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 28, 2013 2012 Business Realignment Restructuring Plan [Member] Inventory Charges [Member]	Dec. 29, 2012 2012 Business Realignment Restructuring Plan [Member] Inventory Charges [Member]	Dec. 31, 2011 2012 Business Realignment Restructuring Plan [Member] Inventory Charges [Member]	Dec. 28, 2013 2012 Business Realignment Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 2012 Business Realignment Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 2012 Business Realignment Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 28, 2013 2012 Business Realignment Restructuring Plan [Member] Other Costs [Member]	Dec. 29, 2012 2012 Business Realignment Restructuring Plan [Member] Other Costs [Member]	Dec. 28, 2013 Operating Expense [Member] 2011 Restructuring Plan [Member]	Dec. 29, 2012 Operating Expense [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Operating Expense [Member] 2011 Restructuring Plan [Member]	Dec. 28, 2013 Operating Expense [Member] 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 29, 2012 Operating Expense [Member] 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2011 Operating Expense [Member] 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 28, 2013 Operating Expense [Member] 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 29, 2012 Operating Expense [Member] 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 31, 2011 Operating Expense [Member] 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 28, 2013 Operating Expense [Member] 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 29, 2012 Operating Expense [Member] 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 31, 2011 Operating Expense [Member] 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 28, 2013 Operating Expense [Member] 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 Operating Expense [Member] 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 Operating Expense [Member] 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 28, 2013 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member]	Dec. 29, 2012 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member]	Dec. 28, 2013 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Other Restructuring [Member]	Dec. 29, 2012 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Other Restructuring [Member]	Dec. 28, 2013 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 29, 2012 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 28, 2013 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Inventory Charges [Member]	Dec. 29, 2012 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Inventory Charges [Member]	Dec. 28, 2013 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 Operating Expense [Member] 2012 Business Realignment Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 28, 2013 Cost of Sales [Member] Field Action Cost IESD [Member]	Dec. 29, 2012 Cost of Sales [Member] Field Action Cost IESD [Member]	Dec. 28, 2013 Cost of Sales [Member] 2011 Restructuring Plan [Member]	Dec. 29, 2012 Cost of Sales [Member] 2011 Restructuring Plan [Member]	Dec. 31, 2011 Cost of Sales [Member] 2011 Restructuring Plan [Member]	Dec. 28, 2013 Cost of Sales [Member] 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 29, 2012 Cost of Sales [Member] 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 31, 2011 Cost of Sales [Member] 2011 Restructuring Plan [Member] Other Restructuring [Member]	Dec. 28, 2013 Cost of Sales [Member] 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 29, 2012 Cost of Sales [Member] 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 31, 2011 Cost of Sales [Member] 2011 Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 28, 2013 Cost of Sales [Member] 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 29, 2012 Cost of Sales [Member] 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 31, 2011 Cost of Sales [Member] 2011 Restructuring Plan [Member] Inventory Charges [Member]	Dec. 28, 2013 Cost of Sales [Member] 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 Cost of Sales [Member] 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 31, 2011 Cost of Sales [Member] 2011 Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 28, 2013 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member]	Dec. 29, 2012 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member]	Dec. 28, 2013 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Other Restructuring [Member]	Dec. 29, 2012 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Other Restructuring [Member]	Dec. 28, 2013 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 29, 2012 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Employee Termination Costs [Member]	Dec. 28, 2013 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Inventory Charges [Member]	Dec. 29, 2012 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Inventory Charges [Member]	Dec. 28, 2013 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 29, 2012 Cost of Sales [Member] 2012 Business Realignment Restructuring Plan [Member] Fixed Asset Charges [Member]	Dec. 28, 2013 Research agreement termination cost [Member] 2012 Business Realignment Restructuring Plan [Member] Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Research and Development Asset Acquired Other than Through Business Combination, Written-off		$ 0	$ 0	$ 4
Special charges																		24	102	162																											220	185																		24	58	115													185	161											0	44	47													35	24
Severance And Benefit Costs Number Of Employees Impacted For Exit and Disposal Activities																															650
Severance and benefits costs, number of employees impacted																			100												550
Severance and benefit costs																																5	38	82																					75	109																5	27	73											75	104													0	11	9											0	5
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date Percent																																																5.00%
Special charges, inventory obsolescence charges																																																																											0	0	0										0	0														0	13	20										30	17
Other asset impairment charges																																										26		12																																		1	0	17									13	41															0	0	9									0	0
Restructuring reserve period expense																						18	51	34		37		8	7																6	10				102	18		64	7										38	11				18	31	25												97	16												0	20	9												5	2							23
Pension settlement charges				13																							13
Idle facility costs																														13	4
Restructuring Reserve, Settled without Cash																		(1)	(17)	(47)		0	(4)	(1)								0	0	0		0	(13)	(20)		(1)	0	(26)					(47)	(61)		(4)	(3)				0	0		(30)	(17)		(13)	(41)
Payments for Restructuring																		(50)	(115)	(42)		(29)	(47)	(15)								(21)	(68)	(27)		0	0	0		0	0	0					(152)	(59)		(73)	(7)				(79)	(52)		0	0		0	0
Loss Contingency, Loss in Period															27																																																																												10	25
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)					29		29
Intangible asset impairment charges, Finite-li						52		8	23							13	2
Legal settlement charge										22	28	4	28	16
Purchased technology and patents	12
Restructuring Reserve, Translation Adjustment																		0	0	(1)		0	(1)	0								0	1	(1)		0	0	0		0	0	0					0	1		0	0				0	1		0	0		0	0
Restructuring Reserve																		$ 15	$ 42	$ 72	$ 0	$ 6	$ 17	$ 18	$ 0							$ 9	$ 25	$ 54	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0				$ 87	$ 66	$ 0	$ 33	$ 8	$ 0			$ 54	$ 58	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0